Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Summary of Intangible assets

	2024
Changes in costs	Opening balance	Additions	Transfer	Business combinations	CTA(*)	Closing Balance

Placement agents (a)	46,041	10,897	—	—	(3,538)	53,400
Contractual rights (b)	88,092	—	2,139	216,733	(25,845)	281,119
Non-contractual customer relationships (c)	120,795	—	(2,139)	—	(7,874)	110,782
Software	4,564	4,679	—	—	(790)	8,453
Brands (c)	19,824	—	—	—	(1,826)	17,998
Goodwill (d)	311,174	—	—	68,446	(23,662)	355,958
Non-compete – GPMS & Nexus	—	—	—	5,569	(89)	5,480
Total - Cost of intangible assets	590,490	15,576	—	290,748	(63,624)	833,190

	2024
Changes in accumulated amortization	Opening balance	Additions	Transfer	Business combinations	CTA(*)	Closing Balance

(-) Placement agents (a)	(31,244)	(2,782)	—	—	607	(33,419)
(-) Contractual rights (b)	(39,694)	(12,648)	4,359	—	(533)	(48,516)
(-) Non-contractual customer relationships (c)	(23,238)	(9,091)	(4,359)	—	731	(35,957)
(-) Software	(2,374)	(1,520)	—	—	482	(3,412)
(-) Brands (c)	(6,928)	(3,452)	—	—	565	(9,815)
(-) Non-compete – GPMS & Nexus	—	(1,234)	—	—	29	(1,205)
Total - Accumulated amortization	(103,478)	(30,727)	—	—	1,881	(132,324)
Intangible assets, net	487,012	(15,151)	—	290,748	(61,743)	700,866

	2023
Changes in costs	Opening balance	Additions	Disposals	Transfer	Business combinations	CTA(*)	Closing Balance

Placement agents (a)	42,148	6,598	(3,308)	—	—	603	46,041
Contractual rights (b)	44,156	10,473	—	—	30,911	2,552	88,092
Non-contractual customer relationships (c)	110,591	—	—	—	10,560	(356)	120,795
Software	3,515	992	(3)	—	—	60	4,564
Brands (c)	19,075	—	—	—	868	(119)	19,824
Goodwill (d)	276,819	—	—	—	34,332	23	311,174
Total - Cost of intangible assets	496,304	18,063	(3,311)	—	76,671	2,763	590,490

	2023
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Business combinations	CTA(*)	Closing Balance

(-) Placement agents (a)	(32,503)	(1,931)	3,308	—	—	(118)	(31,244)
(-) Contractual rights (b)	(36,577)	(3,123)	—	—	—	6	(39,694)
(-) Non-contractual customer relationships (c)	(10,653)	(12,970)	—	—	—	385	(23,238)
(-) Software	(1,539)	(793)	—	—	—	(42)	(2,374)
(-) Brands (c)	(3,511)	(3,553)	—	—	—	136	(6,928)
Total - Accumulated amortization	(84,783)	(22,370)	3,308	—	—	367	(103,478)
Intangible assets, net	411,521	(4,307)	(3)	—	76,671	3,130	487,012

	2022
Changes in costs	Opening balance	Additions	Disposals	Transfer	Business combinations	CTA(*)	Closing Balance

Placement agents (a)	36,804	5,263	(50)	—	—	131	42,148
Contractual rights (b)	44,156	—	—	—	—	—	44,156
Non-contractual customer relationships (c)	84,705	—	—	335	25,366	185	110,591
Software	1,848	1,273	—	—	264	130	3,515
Brands (c)	15,428	—	—	—	3,617	30	19,075
Goodwill (d)	242,891	—	—	(335)	34,025	238	276,819
Total - Cost of intangible assets	425,832	6,536	(50)	—	63,272	714	496,304

	2022
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Business combinations	CTA(*)	Closing Balance

(-) Placement agents (a)	(30,996)	(1,442)	—	—	—	(65)	(32,503)
(-) Contractual rights (b)	(34,051)	(2,526)	—	—	—	—	(36,577)
(-) Non-contractual customer relationships (c)	(785)	(9,773)	—	—	—	(95)	(10,653)
(-) Software	(839)	(410)	—	—	(264)	(26)	(1,539)
(-) Brands (c)	(253)	(3,228)	—	—	—	(30)	(3,511)
Total - Accumulated amortization	(66,924)	(17,379)	—	—	(264)	(216)	(84,783)
Intangible assets, net	358,908	(10,843)	(50)	—	63,008	498	411,521

(*)    CTA – Cumulative translation adjustment
As of December 31, 2024, 2023 and 2022, there was no impairment indication for any of these assets.
(a)Placement agents refer to amounts capitalized relating to agreements with investment placement agents relating to fundraising. These assets are amortized based on the estimated duration of the respective investment funds. In case of an early liquidation of an investment fund, the amortization period is also adjusted.
    The remaining balance, as of December 31, 2024, is expected to be amortized as shown below:

	2025	2026	2027	2028	2029	2030	2031	2032	2033	2034-2048	Total

Placement agent fees	2,682	1,901	1,901	1,886	1,882	1,882	1,867	1,644	844	3,492	19,981
    The remaining balance, as of December 31, 2023, is expected to be amortized as shown below:

	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033-2048	Total

Placement agent fees	2,571	2,454	1,860	1,858	1,796	1,139	1,139	1,139	841	—	14,797
(b)contractual rights related to the management of investment funds that are recognized from:
(i)business combinations with Aberdeen, CSHG and Nexus - refer to note 30;
(ii)the asset acquisition transaction of Blue Macaw, Bari and Move and the business combination with Patria Asset Management (“PAM”) completed during the year ended December 31, 2023; and
(iii)the acquisition of control of the P2 Brasil Private Infrastructure General Partner II Ltd. and P2 Brasil Holding Ltd. (collectively the “P2 Group”) on December 25, 2015, from Promon International Inc.

Inputs to determine fair value of Blue Macaw, Bari, Move, PAM, Aberdeen, CSHG and Nexus contractual rights
	Blue Macaw	Bari	Move	PAM	Aberdeen	CSHG	Nexus

Country	Brazil	Brazil	Brazil	Colombia	UK	Brazil	Colombia
Forecast period	Apr 2023 – Dec 2031	Sept 2023 – Dec 2031	Oct 2023 – Feb 2032	Nov 2023 – Dec 2032	Apr 2024 - Dec 2033	May 2024 - Dec 2032	Jul 2024 - Dec 2032
Consumer price index (CPI)	2%-4.52%	2.06%-3.05%	2.55%-3.65%	2.5% - 6.3%	1.53% - 2%	1.28% - 3.80%	2.57% - 3.80%
IPCA- Broad National CPI	4%-5.96%	3.5%-4.92%	3.5%-4.6%	—	1.95%	3.56%	3.48%
Selic/Brazilian federal funds rate	8.75%-12.75%	8.5%-11.75%	9.39%-11.86%	—	5.16%	10.17%	7.05%
GDP	—	—	—	1%-4.9%	—%	—	—%

Amortization period
Intangible asset	P2 Group	Blue Macaw	Bari	Move	PAM	GPMS	CSHG	Nexus

Contractual rights	8-12 years	3-20 years	19 years	17 years	22 years	6- 26 years	31-33 years	17 years
(c)Non-contractual customer relationships refer to client relationships of Moneda, VBI, Igah and Kamaroopin acquired for the benefit of the Group through rendering of ordinary business activities by the acquired entities. VBI customer relationships have a longer expected amortization period based on the nature of the capital structure of the underlying investment funds consisting of permanent capital. Brands refer to Moneda, VBI and Kamaroopin brands acquired through business combination. The table below includes the amortization period:

Intangible asset	Amortization period
	Moneda	VBI	Igah	Kamaroopin

Non-contractual customer relationships	9 years	29 years	3 years	5 years
Brands	5 years	8 years	—	8 years
(d)Goodwill recognized in 2024 results from the acquisitions of Tria, GPMS, CSHG, and Nexus through IFRS 3 business combinations (refer to note 30).
Tax impacts of goodwill recognized:
(i)Goodwill recognized for Moneda; Igah; Hanuman; Patria Asset Management; GPMS and Nexus are not deductible for tax purposes given the jurisdiction and/or specific tax regulations applicable to the acquiring companies for the transactions.
(ii)The current arrangement of the goodwill recognized for the acquisition of Tria and for the Real Estate business of CSHG does not allow its tax deductibility under the Brazilian tax regulations. However, we are working with tax consultants to determine the options available to the Group, taking into consideration the necessary conditions and restructurings required for the goodwill to be utilized for tax purposes.
(iii)Goodwill recognized of VBI and the first tranche of Kamaroopin for interest held through Brazilian subsidiaries is not deductible for tax purposes until there is the absorption of the invested entity’s assets due to a merger, split, and/or incorporation. Upon restructuring, the deferred tax will be recognized in line with the Brazilian tax laws and regulations.

Summary of remaining balance expected to be amortized	The remaining balance, as of December 31, 2024, is expected to be amortized as shown below:

	2025	2026	2027	2028	2029	2030	2031	2032	2033	2034-2048	Total

Placement agent fees	2,682	1,901	1,901	1,886	1,882	1,882	1,867	1,644	844	3,492	19,981
    The remaining balance, as of December 31, 2023, is expected to be amortized as shown below:

	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033-2048	Total

Placement agent fees	2,571	2,454	1,860	1,858	1,796	1,139	1,139	1,139	841	—	14,797

Disclosure of intangible assets with finite useful life

Amortization period
Intangible asset	P2 Group	Blue Macaw	Bari	Move	PAM	GPMS	CSHG	Nexus

Contractual rights	8-12 years	3-20 years	19 years	17 years	22 years	6- 26 years	31-33 years	17 years

Amortization period of the acquired entities [Table Text Block]	The table below includes the amortization period:

Intangible asset	Amortization period
	Moneda	VBI	Igah	Kamaroopin

Non-contractual customer relationships	9 years	29 years	3 years	5 years
Brands	5 years	8 years	—	8 years

Summary of the Impairment considerations [Table Text Block]
The following cash generating units (CGUs) were tested for impairment together with key assumptions used for the year ended December 31, 2024:

Key metric*	IGAH	VBI	Moneda	Kamaroopin Hanuman	Patria Asset Management

Country	Brazil	Brazil	Chile	Brazil	Colombia
Forecast period – financial year	2025 - 2029	2025 - 2029	2025 - 2029	2025 - 2029	2025 - 2029
Inflation rate range	3.33% – 5.89%	3.33% - 5.89%	3.05% - 4.50%	3.33% - 5.89%	3.54% - 5.83%
Discount rate – weighted average cost of capital	14.7%	17.0%	14.1%	17.0%	15.8%
Tax rate	34%	34%	27%	34%	35%
The following cash generating units (CGUs) were tested for impairment together with key assumptions used for the year ended December 31, 2023:

Key metric*	IGAH	VBI	Moneda

Country	Brazil	Brazil	Chile
Forecast period – financial year	2024 - 2028	2024 - 2028	2024 - 2028
Inflation rate	5.00%	5.00%	5.00%
Discount rate – weighted average cost of capital	17.6%	18.0%	13.4%
Tax rate	34%	34%	27% – 35%

*Key assumptions used are country specific.
As permitted by IAS 36 regarding recent acquisitions, the Group has not performed an impairment test for goodwill recognized in GPMS, Tria, CSHG and Nexus. The consideration paid to acquire these cash generating units mentioned was determined in an arm’s length transaction and provides the best evidence of the CGU’s fair value less costs of disposal and therefore a proxy for the recoverable amount. As a result, the risk of impairment for the year ended December 31, 2024, is considered insignificant. The following key assumptions were used in determining the goodwill allocated to the acquisitions of GPMS, Tria, CSHG and Nexus:

Key metric*	GPMS	TRIA	CSHG	Nexus

Currency	United Kingdom	Brazil	Brazil	Colombia
Goodwill at acquisition – USD’1000	US$ 30,544	US$ 6,604	US$ 20,745	US$ 10,553
Forecast period	2024 - 2033	2024 - 2038	2024 - 2032	2024 - 2032
Inflation rate range	1.33% – 2.00%	1.94% - 3.75%	1.28% - 3.80%	2.33% - 3.81%
Discount rate – weighted average cost of capital	11.7%	14.4%	14.9%	15.6%
Tax rate	25%	34%	34%	35%

*Key assumptions used are country specific.
Goodwill from acquisitions of subsidiaries and adjustments during the measurement period consist of the following as disclosed in note 30:

Acquisition	December 31, 2022	December 31, 2023	December 31, 2024	Total goodwill acquired

VBI	15,474	1,966	—	17,440
Igah	18,551	2,455	—	21,006
Kamaroopin	—	16,473	—	16,473
Patria Asset Management	—	13,438	—	13,438
GPMS	—	—	30,544	30,544
Tria	—	—	6,604	6,604
CSHG	—	—	20,745	20,745
Nexus	—	—	10,553	10,553
Balance	34,025	34,332	68,446	136,803

Summary of the Inputs to determine value in use

Inputs to determine fair value of Blue Macaw, Bari, Move, PAM, Aberdeen, CSHG and Nexus contractual rights
	Blue Macaw	Bari	Move	PAM	Aberdeen	CSHG	Nexus

Country	Brazil	Brazil	Brazil	Colombia	UK	Brazil	Colombia
Forecast period	Apr 2023 – Dec 2031	Sept 2023 – Dec 2031	Oct 2023 – Feb 2032	Nov 2023 – Dec 2032	Apr 2024 - Dec 2033	May 2024 - Dec 2032	Jul 2024 - Dec 2032
Consumer price index (CPI)	2%-4.52%	2.06%-3.05%	2.55%-3.65%	2.5% - 6.3%	1.53% - 2%	1.28% - 3.80%	2.57% - 3.80%
IPCA- Broad National CPI	4%-5.96%	3.5%-4.92%	3.5%-4.6%	—	1.95%	3.56%	3.48%
Selic/Brazilian federal funds rate	8.75%-12.75%	8.5%-11.75%	9.39%-11.86%	—	5.16%	10.17%	7.05%
GDP	—	—	—	1%-4.9%	—%	—	—%

Disclosure of goodwill per acquisition
The following reflects the composition of goodwill as of December 31, 2024, and 2023 (including the effects of CTA) included in intangible assets allocated per acquisition:

	2024	2023

Moneda	231,142	239,879
VBI	14,967	19,143
Igah	21,006	21,106
Kamaroopin	13,469	16,742
Patria Asset Management	12,511	14,304
GPMS	30,691	—
Tria	5,382	—
CSHG	17,257	—
Nexus	9,533	—
Balance	355,958	311,174

Summary of breakdown of the total intangible assets	The following is the breakdown of intangible assets by region:

	2024	2023

Brazil*	190,695	66,476
Cayman Islands	213,489	242,385
Chile **	101,369	120,842
Colombia***	60,062	47,224
United States of America	9,375	10,082
United Kingdom****	125,876	—
Other	—	3
Balance	700,866	487,012

    Intangible assets are allocated based on where the assets are located and include acquired intangible assets. For acquired intangible assets, we consider that the location of the intangibles is best reflected by the location of the manager of those assets.
*Goodwill and fair value adjustments to assets and liabilities allocated to Brazil includes the impact from business combination with VBI; Kamaroopin; Tria and CSHG.
**    Goodwill and fair value adjustments to assets and liabilities allocated to Chile includes the impact from Moneda for acquisition of MAM I.
***    Goodwill and fair value adjustments to assets and liabilities allocated to Colombia includes the impact from acquisition of Patria Asset Management (“PAM”) and Nexus.
****    Goodwill and fair value adjustments to assets and liabilities allocated to the United Kingdom includes the impact from the carve-out acquisition of GPMS.